Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
RMB [Member] | Period-End [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	7.1586	7.1884
Period-average exchange rate	7.1839
RMB [Member] | Period-Average [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate			7.1051
HK [Member] | Period-End [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	7.8498	7.7625
Period-average exchange rate	7.7923
HK [Member] | Period-Average [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate			7.8187